Restructuring, Impairments and Gains on Sale - Additional Information (Detail) $ in Thousands		1 Months Ended						3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2021 USD ($) Locations	Sep. 30, 2020 USD ($) Locations	Dec. 31, 2020 USD ($) Locations	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of pre open locations | Locations											3	82	82
Previously open consolidated locations | Locations											78	24
Restructuring expenses								$ 15,934	$ 18,964		$ 481,979	$ 155,180	$ 206,703	$ 329,221
Net gain on lease terminations													(37,400)	3,200
Legal and other exit costs													52,500	1,600
Restructuring liability	$ 28,875							60,247			60,247		28,875	91,369
Accounts payable and accrued expenses	29,500							60,800			60,800		29,500	1,500
Other liabilities								7,800			7,800
Receivables from landlords in connection with lease terminations	600							8,400			8,400		600
Deferred costs associated with initial public offering														50,500
Alternate transaction fees							$ 44,000
Restructring and impairments							$ 345,000	0			31,500
Non routine gains								87,500			629,100		1,355,900	335,000	0
Asset impairment charges								87,500			629,100		1,355,900	335,000	0
Loss on termination of leases								0	700		30	3,500	3,100	63,100	29,600
Goodwill impairment								0			0			214,515	0
Impairment of intangible assets								0			0			51,789	0
Assets held for sale or disposal								0			0				$ 0
Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale	(18,300)	$ (3,000)
Impairment Gain on Sale of Goodwill and Intangible Assets [Member] | Non Core Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal			$ 45,900
Disposal group not discontinued operation impairment loss on assets held for sale			$ (14,300)					0			14,300
Teem [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal						$ 50,500
Teem [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group, gain on sale						$ 37,200
Managed By Q [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal					$ 28,100
Disposal Group Consideration Held Back					2,500
Goodwill impairment													20,700
Managed By Q [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group, gain on sale									0			8,900	9,800
Goodwill impairment										$ 51,800				145,000
Impairment of intangible assets										$ 145,000			20,700	145,000
Meetup [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal					$ 9,500
Ownership interest percent before disposal					91.00%
Ownership interest percent after disposal					9.00%
Meetup [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale					$ (26,100)
424 Fifth Venture [Member]
Restructuring Cost and Reserve [Line Items]
Disposal Group Consideration Held Back											15,000
Proceeds from sale of equity method investments											10,000
424 Fifth Venture [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale					(53,700)
Space IQ [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal				$ 9,600
Disposal group not discontinued operation impairment loss on assets held for sale				$ (23,100)								(23,100)
Flatrion [Member]
Restructuring Cost and Reserve [Line Items]
Total sale proceeds from disposal		28,500
Disposal group, gain on sale									6,000			6,000
Disposal group not discontinued operation impairment loss on assets held for sale		$ (6,000)
Flatrion [Member] | Impairment Gain on Sale of Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale									300			3,000
Other Current Liabilities [Member] | Managed By Q [Member]
Restructuring Cost and Reserve [Line Items]
Disposal Group Consideration Held Back					$ 2,500			2,200			300
One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses								3,758	$ 19,122		548,860	$ 172,154	191,600	139,300
Restructuring liability	$ 16,119							$ 3,721			$ 3,721		$ 16,119	89,872
Non Compete Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses														$ 185,000